Other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current assets	€ 39,450	€ 36,433
Non-current assets	78,628	78,172
Net borrowings	11	(10,916)
Fair value of investments held before the acquisition of control	50
Gain on a bargain purchase	(8)
Purchase price	148
Investment in consolidated subsidiaries and businesses net of cash and cash equivalent	119
Net effect of disposals	206
Non-controlling interest	(57)	(49)
Cash And Cash Equivalents Divested	29
Current And Non Current Liabilities	(47)
Disposal Of Consolidated Subsidiaries And Businesses [Member]
Statement Line Items [Line Items]
Current assets	328	166	€ 6,526
Non-current assets	5,079	814	8,615
Net borrowings	785	252	5,415
Net effect of disposals	2,722	523	3,392
Reclassification of foreign currency translation differences among other items of comprehensive income			7
Fair value of share capital held after the sale of control			(1,006)
Gain on disposal		2,148	11
Non-controlling interest			(1,872)
Selling price		2,671	532
Disposal of consolidated subsidiaries and businesses net of cash and cash equivalent divested	(47)	2,662	(362)
Cash And Cash Equivalents Divested	286	9	894
Current And Non Current Liabilities	(3,470)	€ (205)	€ (6,334)
Fair valuation of business combination	€ 889